Own Work Capitalized	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Own Work Capitalized
14. Own Work Capitalized
Own work capitalized consists of costs that are used to construct property, plant and equipment or develop intangible assets. This line item is a contra account to other profit and loss statement captions presented below. For a determination of the net basis of those costs the amounts in the table below needs to be deducted from the respective line items.

	For the years ended
in € thousand	December 31, 2021	December 31, 2020	December 31, 2019
Cost of materials	1,995	4,073	2,089
Personnel expenses	1,906	3,921	2,551
Depreciation and Amortization	287	802	494
Other operating expenses	427	579	277
Total	4,615	9,375	5,411
The following table shows the breakdown of own work capitalized:

Own Work Capitalized	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Development costs	2,845	8,248	5,324
Property, plant and equipment	1,770	1,127	87
Total	4,615	9,375	5,411